Stock options (Narrative) (Details)	12 Months Ended
	Oct. 31, 2021 share $ / shares shares	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares	Sep. 08, 2020 shares	Sep. 07, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted				27,500,000	18,840,000
Stock options maximum term	10 years
Stock options granted | share	9,500,000
Share price at grant date (per share) | $ / shares	$ 0.05	$ 0	$ 0
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted	5,000,000
Stock options granted
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted	4,500,000
Stock options granted